UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     Stamford, CT     August 13, 2007




Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $195,917 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP.
     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
24 / 7 REAL MEDIA INC          com new          901314203     1971   167750          DEFINED 2              167750
ACXIOM CORP                    com              5125109       2592    98000          DEFINED 2               98000
ACXIOM CORP                    call             5125909        489    18500     C    DEFINED 2               18500
ADVANCED MICRO DEVICES         com              7903107        276    19316          DEFINED 2               19316
AEROFLEX INC                   com              7768104       4534   320000          DEFINED 2              320000
ALCAN INC                      com              13716105      5707    70200          DEFINED 2               70200
ALCAN INC                      call             13716905       509    79500     C    DEFINED 2               79500
ALCOA INC                      com              13817101      3405    84000          DEFINED 2               84000
ALLIANCE DATA SYS CORP         call             18581908      5626    72800     C    DEFINED 2               72800
ALLTEL CORP                    com              20039103      2884    42700          DEFINED 2               42700
ANGELICA CORP                  com              34663104      2228   105670          DEFINED 2              105670
APPLEBEES INTL INC             com              37899101       800    33200          DEFINED 2               33200
ARMOR HOLDINGS INC             com              42260109      8487    97700          DEFINED 2               97700
BAUSCH & LOMB INC              put              71707953      1750    25200     P    DEFINED 2               25200
BRISTOL-MYERS SQUIBB CO        com              110122108     1651    52300          DEFINED 2               52300
CABLEVISION SYSTEMS CORP       call             12686C909     6521   180200     C    DEFINED 2              180200
CABLEVISION SYSTEMS CORP       cl a ny cblv     12686C109     2700    74600          DEFINED 2               74600
CATALINA MARKETING CORP        com              148867104     3749   119000          DEFINED 2              119000
CHAMPPS ENTERTAINMENT INC      com              158787101      696   146500          DEFINED 2              146500
CLEAR CHANNEL COMM             com              184502102     9103   240700          DEFINED 2              240700
CORNELL COS INC                com              219141108     5401   219927          DEFINED 2              219927
CT COMMUNICATIONS INC          com new          126426402     3969   130100          DEFINED 2              130100
DOW JONES & CO INC             com              260561105     2953    51400          DEFINED 2               51400
DOW JONES & CO INC             call             260561105     3614    62900     C    DEFINED 2               62900
ENERGY PARTNERS LTD            com              29270U105     1432    85771          DEFINED 2               85771
EVERLAST WORLDWIDE INC         com              300355104      814    25300          DEFINED 2               25300
FIRST DATA CORP                com              319963104     4669   142900          DEFINED 2              142900
FOREST OIL CORP                com              346091705      131    12018          DEFINED 2               12018
GENESCO INC                    com              371532102     5524   105600          DEFINED 2              105600
HARRAHS ENTERTAINMENT INC      call             413619907    14614   171400     C    DEFINED 2              171400
HARRAHS ENTERTAINMENT INC      com              413619107     4651    54550          DEFINED 2               54550
I-MANY INCORPORATED            com              44973Q103      684   248750          DEFINED 2              248750
INFOUSA INC                    com              456818301    10932  1069628          DEFINED 2             1069628
INTER TEL INC                  com              458372109     2216    92620          DEFINED 2               92620
JOHNSON OUTDOORS INC           cl-a             479167108     3751   185800          DEFINED 2              185800
K2 INC                         com              482732104     1352    89000          DEFINED 2               89000
KATY INDS INC                  com              486026107      204   156800          DEFINED 2              156800
KEYSPAN CORPORATION            com              49337W100     3057    72812          DEFINED 2               72812
LEAR CORPORATION               com              521865105     8283   232600          DEFINED 2              232600
MTR GAMING GROUP INC           com              553769100      243    15794          DEFINED 2               15794
MYERS INDS INC                 com              628464109     3157   142800          DEFINED 2              142800
OAKLEY INC                     com              673662102     4933   173700          DEFINED 2              173700
PATHMARK STORES INC            com              70322A101     5742   443070          DEFINED 2              443070
SLM CORP                       call             78442P906     3737    64900     C    DEFINED 2               64900
SMITH & WOLLENSKY INC          com              831758107     1680   153575          DEFINED 2              153575
STATION CASINOS INC            com              857689103     4418    50900          DEFINED 2               50900
STATION CASINOS INC            call             857689903     1562    18000     C    DEFINED 2               18000
SUN TIMES MEDIA GROUP INC      cl-a             86688Q100     1549   295100          DEFINED 2              295100
TOPPS CO INC                   com              890786106     1673   159153          DEFINED 2              159153
TRIAD HOSPITALS INC            call             89579K909     3312    61600     C    DEFINED 2               61600
TRONOX INCORPORATED            cl a             897051108      787    56000          DEFINED 2               56000
TXU CORP                       com              873168108     4354    64700          DEFINED 2               64700
TXU CORP                       call             873168908     5027    74700     C    DEFINED 2               74700
VERTRUE INC                    com              92534N101     2801    57411          DEFINED 2               57411
VERTRUE INC                    com              92534N101     2801    57411          DEFINED 2               57411
WCI COMMUNITIES INC            com              92923C104     2335   140000          DEFINED 2              140000
WILD OATS MARKETS INC          com              96808B107     1877   112000          DEFINED 2              112000